LEASES	12 Months Ended
Mar. 31, 2021
Disclosure of leases [Abstract]
LEASES	LEASES
Leases as lessee

Right-of-use assets

			Machinery
	Buildings		and
	and land	Simulators	equipment	Aircraft	Total
Net book value as at April 1, 2019	$241.8	$183.7	$7.3	$—	$432.8
Additions and remeasurements	30.1	(3.4)	0.6	—	27.3
Additions – business combinations (Note 4)	1.1	—	—	0.4	1.5
Depreciation	(25.3)	(20.1)	(3.1)	(0.2)	(48.7)
Transfers and others	(1.0)	(25.3)	0.2	—	(26.1)
Foreign currency exchange differences	5.2	3.9	—	—	9.1
Net book value as at March 31, 2020	$251.9	$138.8	$5.0	$0.2	$395.9
Additions and remeasurements	(2.3)	0.1	16.1	13.0	26.9
Additions – business combinations (Note 4)	13.1	49.5	—	—	62.6
Depreciation	(29.0)	(17.2)	(3.4)	(0.5)	(50.1)
Impairment	(9.2)	—	—	—	(9.2)
Transfers and others	1.1	(97.1)	0.4	(0.2)	(95.8)
Foreign currency exchange differences	(13.6)	(8.2)	—	—	(21.8)
Net book value as at March 31, 2021	$212.0	$65.9	$18.1	$12.5	$308.5
During the year ended March 31, 2021, depreciation of $47.8 million (2020 - $47.0 million) has been recorded in cost of sales and $2.3 million (2020 - $1.7 million) in selling, general and administrative expenses.

Transfers and others mainly represent transfers from right-of-use assets to property, plant and equipment when the Company obtains ownership of the underlying asset at the end of the lease term or through a purchase option.

Short-term leases, leases of low-value assets and variable lease payments
During the year ended March 31, 2021, expenses of $19.5 million (2020 - $16.3 million) have been recognized in net income relating to short-term leases, leases of low-value assets and variable lease payments not included in the measurement of lease liabilities.

Leases as lessor

Operating Leases
As at March 31, 2021, the net book value of property, plant and equipment leased under operating leases to third parties was $58.2 million (2020 - $72.8 million).

Undiscounted lease payments to be received under operating leases are as follows:

	2021	2020
Less than 1 year	$28.6	$38.3
Between 1 and 2 years	24.1	35.6
Between 2 and 3 years	20.6	30.4
Between 3 and 4 years	20.2	25.8
Between 4 and 5 years	17.9	25.3
More than 5 years	28.9	65.7
Total undiscounted lease payments receivable	$140.3	$221.1
Finance Leases
Undiscounted lease payments to be received under finance leases are as follows:

	2021	2020
Less than 1 year	$17.2	$19.5
Between 1 and 2 years	17.2	19.8
Between 2 and 3 years	20.6	27.4
Between 3 and 4 years	10.6	10.3
Between 4 and 5 years	12.4	11.6
More than 5 years	124.8	146.8
Total undiscounted lease payments receivable	$202.8	$235.4
Unearned finance income	(65.2)	(71.4)
Discounted unguaranteed residual values of leased assets	(9.1)	(9.0)
Total investment in finance leases	$128.5	$155.0
Current portion (Note 12)	13.6	16.8
Non-current portion (Note 18)	$114.9	$138.2